Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net [Abstract]
Summary of Intangible Assets, Net

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Software	14,541	20,923	3,231
Operating rights for licensed games	10,499	10,976	1,694
Domain name	54	54	8
Total	25,094	31,953	4,933
Less: accumulated amortization	(10,181)	(15,727)	(2,428)
impairment	—	(3,822)	(590)
Net book value	14,913	12,404	1,915